Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy
We have a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program includes a cybersecurity incident response plan.
Our cybersecurity risk management program is designed, executed, and assessed based on the principles of internationally recognized frameworks and standards, including ISO27001, the National Institute of Standards and Technology Cybersecurity Framework (“NIST CSF”) and the Payment Card Industry Data Security Standard
(“PCI-DSS”)
and has been certified against ISO27001.
Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.
Our cybersecurity risk management program includes:

•	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;

•	an information security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;

•	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our information security controls;

•	cybersecurity awareness training of our directors, senior management, employees and incident response personnel;

•	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and

•	a third-party risk management process for service providers, suppliers, and vendors, including oversight and identification of cybersecurity risks.
We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Item 3. Key Information — D. Risk Factors — Risks Relating to Our Business — Information technology and other systems that we depend on are subject to cybersecurity risks, including disruptions to systems and operations, misappropriation of customer information, other breaches of information security or other cybercrimes, as well as regulatory and other risks” and “— Failure to protect the integrity and security of company staff, supplier and customer information and comply with cybersecurity, data privacy, data protection or any other laws and regulations related to data may materially and adversely affect our business, financial conditi
o
n and results of op
erati
ons, and/or result in damage to reputation and/or subject us to fines, penalties, lawsuits, restrictions on our use or transfer of data and other risks.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.
Our cybersecurity risk management program includes:

•	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;

•	an information security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;

•	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our information security controls;

•	cybersecurity awareness training of our directors, senior management, employees and incident response personnel;

•	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and

•	a third-party risk management process for service providers, suppliers, and vendors, including oversight and identification of cybersecurity risks.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance
Our board considers cybersecurity risk as part of its risk oversight function and has delegated to the audit and risk committee oversight of cybersecurity and other information technology risks. The audit and risk committee oversees management’s implementation of our cybersecurity risk management program.
The audit and risk committee receives regular reports from management on our cybersecurity risks. In addition, management updates the audit and risk committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.
The audit and risk committee reports to the full board regarding its activities, including those rel ate
d to cybersecurity. The full board also receives briefings from management on our cyber risk management program. Board members receive presentations on cybersecurity topics from the chief information security officer of Melco Resorts and external experts as part of the board’s continuing education on topics that impact public companies.
Our cybersecurity risk management team, including the chief information security officer of Melco Resorts, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our cybersecurity risk management team’s experience includes previous work experience in cybersecurity and risk management roles in various industries including financial services and technology. Our cybersecurity risk management team also holds multiple security credentials such as Certified Information Systems Auditor, Certified Information Systems Security Professional, Certified Information Security Manager, ISO Lead Auditor Practitioner, and Certified in Risk and Systems Information Control certifications as well as various technology certifications. The team also engages leading cybersecurity and forensic incident response external service providers to provide extensive capability to run, review, challenge and advise on operational enhancements, and provide incident response capability during an incident, as required. Our cybersecurity risk management team, including the chief information security officer of
Melco Resorts, provides services to us pursuant to the Management and Shared Services Arrangements.
Our cybersecurity risk management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the
IT environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The audit and risk committee receives regular reports from management on our cybersecurity risks. In addition, management updates the audit and risk committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The audit and risk committee receives regular reports from management on our cybersecurity risks. In addition, management updates the audit and risk committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.
The audit and risk committee reports to the full board regarding its activities, including those rel ate
d to cybersecurity. The full board also receives briefings from management on our cyber risk management program. Board members receive presentations on cybersecurity topics from the chief information security officer of Melco Resorts and external experts as part of the board’s continuing education on topics that impact public companies.

Cybersecurity Risk Role of Management [Text Block]
Our cybersecurity risk management team, including the chief information security officer of Melco Resorts, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our cybersecurity risk management team’s experience includes previous work experience in cybersecurity and risk management roles in various industries including financial services and technology. Our cybersecurity risk management team also holds multiple security credentials such as Certified Information Systems Auditor, Certified Information Systems Security Professional, Certified Information Security Manager, ISO Lead Auditor Practitioner, and Certified in Risk and Systems Information Control certifications as well as various technology certifications. The team also engages leading cybersecurity and forensic incident response external service providers to provide extensive capability to run, review, challenge and advise on operational enhancements, and provide incident response capability during an incident, as required. Our cybersecurity risk management team, including the chief information security officer of
Melco Resorts, provides services to us pursuant to the Management and Shared Services Arrangements.
Our cybersecurity risk management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the
IT environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity risk management team, including the chief information security officer of Melco Resorts, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity risk management team’s experience includes previous work experience in cybersecurity and risk management roles in various industries including financial services and technology. Our cybersecurity risk management team also holds multiple security credentials such as Certified Information Systems Auditor, Certified Information Systems Security Professional, Certified Information Security Manager, ISO Lead Auditor Practitioner, and Certified in Risk and Systems Information Control certifications as well as various technology certifications.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity risk management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the
IT environment.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true